Federal Reserve Bank Building 701 East Byrd Street Richmond, VA 23210 Telephone: 804-771-9500 Facsimile: 804-644-0957 Mailing Address: Post Office Box 500 Richmond, VA 23218-0500	Fredericksburg Office: 725 Jackson Street, Suite 200 Fredericksburg, VA 22401-5720 Phone: 540-372-3515 Fax: 540-372-3941 www.hf-law.com

May 23, 2006
VIA EDGAR and FEDERAL EXPRESS
Ms. Jennifer Gowetski
Attorney-Advisor
Division of Corporation Finance
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Mail Stop 0409
Washington, D.C. 20549

Re:	NNN Apartment REIT, Inc., Amendment No. 4 to Form S-11, Reg. No. 333-130945
Dear Ms. Gowetski:
     We have received your comment letter dated April 28, 2006 (the “Comment Letter”) with respect to the above-referenced Registration Statement (“Registration Statement”) for NNN Apartment REIT, Inc. (the “Company”). Your comments are set forth below in italics. Our responses to your comments are set forth below the recitation of each comment. Page numbers refer to the pages in Amendment No. 4 to the Form S-11 filed concurrently herewith.
Cover
1.	We note your disclosure on page 43 that the maximum amount of borrowings in relation to your net assets will not exceed 300%, unless any excess in such borrowing is approved by a majority of your independent directors and is disclosed in your next quarterly report along with a justification for such excess. Please revise the risk factor on the cover in accordance with this disclosure.
     The Company has revised the risk factor on the cover page and on pages viii, 3 and 27 in

May 23, 2006

accordance with the staff’s comment.
Part II
Item 37. Undertakings, page II-3
2.	Please revise to include the undertakings required by Item 512(a)(5)(ii) of Regulation S-K.
     The Company has included the undertaking required by Item 512(a)(5)(ii) of Regulation S-K on page II-5 in accordance with the staff’s comment.
Exhibit 8.1 — Tax Opinion
3.	We note the draft tax opinion provided supplementally. Please refer to page 2 and the references to the Representation Letter and representations of the Company and of certain other persons. Please revise to clarify that counsel has relied upon only factual representations of the company or its management.
     Tax counsel has revised the Exhibit 8.1 tax opinion in accordance with the staff’s comment.
4.	Refer to the last bullet point on page 2 of the opinion. It is not appropriate for counsel to assume that all statements in the prospectus are true, since the prospectus includes disclosure regarding counsel’s opinion. This assumption also is inconsistent with the statements in numbered paragraph 2 on page 3, in which counsel is opining that statements in the prospectus under the caption “Federal Income Tax Consequences of our Status as a REIT” are correct in all material respects. Please provide a revised opinion that omits the assumptions in the last bullet point on page 2.
     Tax counsel has revised the Exhibit 8.1 tax opinion to remove the language in the last bullet point on page 2 that assumes the truth of the representations, factual assumptions and statements set forth in the referenced documents.
5.	We note the statement that “[t]his opinion letter is solely for the information and use of the addressee and the holders of the Offered Shares pursuant to the Prospectus.” Please note that language that serves to limit or implies that the opinion is only for the benefit of certain persons is not acceptable. For example, secondary purchasers also should be able to rely on the opinion. Please revise accordingly.
     Tax counsel has revised the Exhibit 8.1 tax opinion to remove the language cited by the

May 23, 2006

staff and clarified that the tax opinion may be used for purposes consistent with the filing of the Registration Statement and applicable federal and state securities laws.
     The Company undertakes to submit for review any marketing and advertising materials used in connection with the Company’s offering prior to use of such materials in the offering.
     If you have any questions with respect to any of our responses, please feel free to call me at (804) 771-9507 or Ms. Andrea Biller, General Counsel of Triple Net Properties, at (714) 667-8252 x207.

Sincerely,
/s/ Richard P. Cunningham, Jr.

Richard P. Cunningham, Jr.

cc:	Andrea Biller, Esq. Louis J. Rogers, Esq. Stanley J. Olander, Jr.